Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at the dates indicated:

	June 30, 2024	December 31, 2023
Prepaid expenses and other current assets:
Service Trade	$302,055	$364,384
Prepaid insurance costs	282,265	17,661
Prepaid advertising and marketing costs	259,438	11,074
Prepaid software costs	97,912	29,887
Prepaid commissions	39,144	51,472
Prepaid data license and subscription costs	34,375	53,124
Prepaid merchant fees	28,488	26,224
Prepaid consulting costs	26,539	120,332
Other current assets	10,720	66,997
Total prepaid expenses and other current assets	$1,080,936	$741,155

Prepaid expenses and other current assets consisted of the following at the dates indicated:

	December 31,
	2023	2022
Prepaid expenses and other current assets:
Service Trade	$364,384	$97,875
Prepaid consulting costs	120,332	3,124
Prepaid data license and subscription costs	53,124	40,000
Prepaid commissions	51,472	69,737
Prepaid software costs	29,887	10,255
Prepaid merchant fees	26,224	26,401
Prepaid insurance costs	17,661	15,430
Prepaid advertising and marketing costs	11,074	32,178
Other current assets	66,997	38,507
Total prepaid expenses and other current assets	$741,155	$333,507